Revenue (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Passenger transportation	[1]	R$ 14,621,481	R$ 7,119,086	R$ 5,958,848
Cargo transportation		530,578	361,648	316,318
Mileage program		546,104	267,344	341,197
Other revenue		84,360	36,866	47,053
Gross revenue		15,782,523	7,784,944	6,663,416
Related tax		(583,798)	(351,560)	(291,599)
Total net revenue		R$ 15,198,725	R$ 7,433,384	R$ 6,371,817

[1]	Of the total amount, R$272,807 for the fiscal year ended on December 31, 2022 made up of the revenue from no-show, rescheduling, ticket cancellation (R$210,018 and R$252,730 for the years ended December 31, 2021 and 2020, respectively).